Restatement of Previously Issued Financial Statements (Details) - Schedule of Balance Sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
As Reported [Member]
CURRENT ASSETS
Cash	$ 43,178	$ 11,009	$ 599,156	$ 311,303	$ 482,665	$ 685,621	$ 429,215	$ 853,425
Prepaid expenses and other assets	40,672	74,997	16,321	26,946	37,571	48,196	58,821	69,446
Total current assets	83,850	86,006	615,477	338,249	520,236	733,817	488,036	922,871
OTHER ASSETS
Marketable securities held in trust account	27,713,815	33,178,146	33,164,861	176,763,122	175,410,617	174,618,157	174,189,472	173,274,478
Escrow for private placement	20,002,872
Total other assets	47,716,687	33,178,146	33,164,861	176,763,122	175,410,617	174,618,157	174,189,472	173,274,478
TOTAL ASSETS	47,800,537	33,264,152	33,780,338	177,101,371	175,930,853	175,351,974	174,677,508	174,197,349
CURRENT LIABILITIES
Accounts payable	1,656,199	951,622	221,898	122,977	111,968	236,169	247,967	343,598
Private placement received in advance	20,002,872
Income taxes payable			271,937	845,702	572,160	448,145	324,096	429,131
Franchise taxes payable	30,000	30,000	20,000	50,000	80,000	40,000	40,000	50,000
Due to affiliates	45,000
Total current liabilities	21,734,071	981,622	513,835	1,018,679	764,128	724,314	612,063	822,729
LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556
Warrant Liability
Total long term liabilities	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556
Total liabilities	28,505,627	7,753,178	7,285,391	7,790,235	7,535,684	7,495,870	7,383,619	7,594,285
Common stock subject to possible redemption	14,294,907	20,510,971	21,494,941	164,311,133	163,395,164	162,856,097	162,293,880	161,603,060
STOCKHOLDERS’ EQUITY
Preferred stock, value
Additional paid-in capital	3,233,443	2,655,181	1,671,219	1,426,834	2,342,794	2,881,856	3,444,067	4,134,879
Retained earnings (accumulated deficit)	1,766,013	2,344,282	3,328,256	3,572,679	2,656,712	2,117,647	1,555,432	864,608
Total stockholders’ equity	5,000,003	5,000,003	5,000,006	5,000,003	5,000,005	5,000,007	5,000,009	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	47,800,537	33,264,152	33,780,338	177,101,371	175,930,853	175,351,974	174,677,508	174,197,349
As Reported [Member] | Class A Common Stock
STOCKHOLDERS’ EQUITY
Common Stock value	124	117	108	67	76	81	87	94
As Reported [Member] | Class B Common Stock
STOCKHOLDERS’ EQUITY
Common Stock value	423	423	423	423	423	423	423	423
Restatement Adjustments [Member]
CURRENT ASSETS
Cash
Prepaid expenses and other assets
Total current assets
OTHER ASSETS
Marketable securities held in trust account
Escrow for private placement
Total other assets
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable
Private placement received in advance
Income taxes payable
Franchise taxes payable
Due to affiliates
Total current liabilities
LONG TERM LIABILITIES
Deferred underwriting fee payable
Warrant Liability	75,973,939	18,049,387	20,054,720	5,252,427	7,639,893	9,072,373	7,162,400	6,684,907
Total long term liabilities	75,973,939	18,049,387	20,054,720	5,252,427	7,639,893	9,072,373	7,162,400	6,684,907
Total liabilities	75,973,939	18,049,387	20,054,720	5,252,427	7,639,893	9,072,373	7,162,400	6,684,907
Common stock subject to possible redemption	12,486,394	11,758,569	10,774,599	(5,252,424)	(7,639,888)	(9,072,366)	(7,162,391)	(6,684,902)
STOCKHOLDERS’ EQUITY
Preferred stock, value
Additional paid-in capital	(3,233,443)	(2,655,181)	(1,671,219)	(1,426,834)	(2,342,794)	(1,534,111)	(3,444,067)	(4,134,879)
Retained earnings (accumulated deficit)	(85,226,766)	(27,152,659)	(29,157,993)	1,426,780	2,342,714	1,534,015	3,443,988	4,134,810
Total stockholders’ equity	(88,460,333)	(29,807,957)	(30,829,320)	(3)	(5)	(7)	(9)	(4)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	0	0	0	0	0	0	0	0
Restatement Adjustments [Member] | Class A Common Stock
STOCKHOLDERS’ EQUITY
Common Stock value	(124)	(117)	(108)	51	75	90	70	65
As Adjusted [Member]
CURRENT ASSETS
Cash	43,178	11,009	599,156	311,303	482,665	685,621	429,215	853,425
Prepaid expenses and other assets	40,672	74,997	16,321	26,946	37,571	48,196	58,821	69,446
Total current assets	83,850	86,006	615,477	338,249	520,236	733,817	488,036	922,871
OTHER ASSETS
Marketable securities held in trust account	27,713,815	33,178,146	33,164,861	176,763,122	175,410,617	174,618,157	174,189,472	173,274,478
Escrow for private placement	20,002,872
Total other assets	47,716,687	33,178,146	33,164,861	176,763,122	175,410,617	174,618,157	174,189,472	173,274,478
TOTAL ASSETS	47,800,537	33,264,152	33,780,338	177,101,371	175,930,853	175,351,974	174,677,508	174,197,349
CURRENT LIABILITIES
Accounts payable	1,656,199	951,622	221,898	122,977	111,968	236,169	247,967	343,598
Private placement received in advance	20,002,872
Income taxes payable			271,937	845,702	572,160	448,145	324,096	429,131
Franchise taxes payable	30,000	30,000	20,000	50,000	80,000	40,000	40,000	50,000
Due to affiliates	45,000
Total current liabilities	21,734,071	981,622	513,835	1,018,679	764,128	724,314	612,063	822,729
LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556	6,771,556
Warrant Liability	75,973,939	18,049,387	20,054,720	5,252,427	7,639,893	9,072,373	7,162,400	6,684,907
Total long term liabilities	82,745,495	24,820,943	26,826,276	12,023,983	14,411,449	15,843,929	13,933,956	13,456,463
Total liabilities	104,479,566	25,802,565	27,340,111	13,042,662	15,175,577	16,568,243	14,546,019	14,279,192
Common stock subject to possible redemption	26,781,301	32,269,540	32,269,540	159,058,709	155,755,276	153,783,731	155,131,489	154,918,158
STOCKHOLDERS’ EQUITY
Preferred stock, value
Additional paid-in capital						1,347,745
Retained earnings (accumulated deficit)	(83,460,753)	(24,808,377)	(25,829,737)	4,999,459	4,999,426	3,651,662	4,999,420	4,999,418
Total stockholders’ equity	(83,460,330)	(24,807,954)	(25,829,314)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	47,800,537	33,264,152	33,780,338	177,101,371	175,930,853	175,351,974	174,677,508	174,197,349
As Adjusted [Member] | Class A Common Stock
STOCKHOLDERS’ EQUITY
Common Stock value				118	151	171	157	159
As Adjusted [Member] | Class B Common Stock
STOCKHOLDERS’ EQUITY
Common Stock value	$ 423	$ 423	$ 423	$ 423	$ 423	$ 423	$ 423	$ 423